TRANSFERS OF FINANCIAL ASSETS (Details) - Debt securities [member] - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,238,565	$ 1,451,579
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,238,565	1,451,572
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	361,388	825,407
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 8,444,486	$ 5,727,908